Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Summary of Other Information Related to Operating Leases	The table below depicts information related to the Company’s leases:

	Twelve Months Ended December 31,
	2020	2019
	(in thousands except percent and period data)

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$382	$357
ROU assets obtained in exchange for new operating lease liabilities	2,437	1,945
Weighted-average remaining lease term - operating leases, in years	6.9	7.6
Weighted-average discount rate - operating leases	2.4%	2.9%

Schedule of Maturities of Lease Payments	A table detailing the lease payments associated with the aforementioned properties is below.
December 31,
(dollars in thousands)
2021	$390
2022	400
2023	408
2024	417
2025	428
Thereafter	752
Total lease payments	2,795
Less: Interest	(236)
Present value of lease liabilities	$2,559

Schedule of Operating Lease Expense	A table detailing the lease expense associated with the aforementioned properties is below.

December 31,
(dollars in thousands)
2019	$345
2020	345
2021	306
2022	189
2023	189
Thereafter	812
Total	2,186